Jun-26-03 02:39pm From- T-243 P.003/003 F-454

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certified

NYSE

03019134

1-11533

RECD S.E.C.
JUN 2 6 2003
1088

June 26, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 3 0 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PARKWAY PROPERTIES, INC., 8.00% Series D Cumulative Redeemable Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 26, 2003. Tentative listing date – June 30, 2003.

Sincerely,

[signature]